Segment Reporting Summary Of Information Of Long-Lived Assets In Different Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment	$ 831,703	$ 833,907	$ 776,884
United States And Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		523,818	470,196
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		79,279	75,145
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		47,593	54,466
FRANCE
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		55,792	52,337
SPAIN
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		78,392	76,510
SOUTH AFRICA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		36,937	35,559
SWITZERLAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		4,829	5,032
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment		$ 7,267	$ 7,639